UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21486
                                   811-21538

Name of Fund:  Merrill Lynch Real Investment Fund and Master Real Investment
               Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Real Investment Fund and Master Real Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Merrill Lynch Real Investment Fund


Schedule of Investments as of February 28, 2006
                                   Beneficial
                                     Interest   Mutual Funds                                                             Value
                               $   76,717,207   Master Real Investment Trust                                      $    88,328,450

                                                Total Investments (Cost - $89,616,485) - 100.1%                        88,328,450
                                                Liabilities in Excess of Other Assets - (0.1%)                           (71,646)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $    88,256,804
                                                                                                                  ===============


Master Real Investment Trust


Schedule of Investments as of February 28, 2006
                                         Face
                                       Amount   Asset-Backed Securities+                                                 Value
                                $   1,000,000   ACE Securities Corp. Series 2004-OP1 Class M3, 6.068% due
                                                4/25/2034 (a)                                                     $     1,001,834
                                    3,000,000   Accredited Mortgage Loan Trust Series 2004-3 Class 2A6, 5.398%
                                                due 10/25/2034 (a)                                                      3,025,617
                                      497,778   Altius Funding Ltd. Series 2005-2A Class D, 7.411%
                                                due 12/05/2040 (a)(b)                                                     497,778
                                      200,000   American Express Credit Account Master Trust Series 2002-1 Class
                                                A, 4.859% due 9/15/2009 (a)                                               200,198
                                    1,000,000   Ameriquest Mortgage Securities, Inc. Series 2004-IA1 Class M4,
                                                6.318% due 9/25/2034 (a)                                                1,010,886
                                    1,500,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
                                                5.398% due 2/25/2034 (a)                                                1,503,589
                                      697,430   Amortizing Residential Collateral Trust Series 2002-BC3 Class M2,
                                                5.918% due 6/25/2032 (a)                                                  704,387
                                      200,000   Asset Backed Securities Corp. Home Equity Series 2004-HE9 Class
                                                M2, 6.018% due 12/25/2034 (a)                                             202,863
                                      200,000   BA Master Credit Card Trust Series 2001-A Class A, 4.869% due
                                                6/15/2008 (a)                                                             200,052
                                      200,000   Bank One Issuance Trust Series 2002-A5 Class A5, 4.869% due
                                                6/15/2010 (a)                                                             200,365
                                    1,000,000   Bear Stearns Asset Backed Securities, Inc. Series 2004-FR3 Class
                                                M2, 5.988% due 10/25/2034 (a)                                           1,012,934
                                      500,000   Buckingham CDO Ltd. Series 2005-2A Class E, 7.464% due
                                                4/05/2041 (a)(b)                                                          500,000
                                      197,692   Capital Auto Receivables Asset Trust Series 2003-2 Class A4B,
                                                4.809% due 1/15/2009 (a)                                                  197,751
                                      141,889   Capital One Auto Finance Trust Series 2003-B Class A3, 4.859%
                                                due 1/15/2008 (a)                                                         141,913
                                      200,000   Capital One Master Trust Series 1999-3 Class A, 4.999% due
                                                9/15/2009 (a)                                                             200,198
                                    1,500,000   Capital One Multi-Asset Execution Trust Series 2002-C1 Class C1,
                                                7.499% due 7/15/2010 (a)                                                1,556,984
                                    2,000,000   Centex Home Equity Series 2004-D Class MV1, 5.438% due
                                                9/25/2034 (a)                                                           2,013,482
                                    1,000,000   Countrywide Asset-Backed Certificates Series 2003-2 Class M1,
                                                5.518% due 6/26/2033 (a)                                                1,003,206
                                    1,000,000   Countrywide Asset-Backed Certificates Series 2004-5 Class M2,
                                                5.488% due 7/25/2034 (a)                                                1,005,472
                                    2,000,000   Countrywide Asset-Backed Certificates Series 2004-8 Class M1,
                                                5.518% due 2/25/2035 (a)                                                2,014,632
                                    1,000,000   Countrywide Asset-Backed Certificates Series 2005-BC3 Class 2A3,
                                                5.228% due 6/25/2035 (a)                                                1,002,618
                                      500,000   Duke Funding High Grade II-S/EGAM, Ltd. Series 2006-1A Class
                                                D, 7.57% due 10/04/2050 (a)(b)                                            500,000
                                    2,000,000   Fremont Home Loan Trust Series 2004-3 Class M2, 5.518% due
                                                11/25/2034 (a)                                                          2,004,106
                                      141,102   Household Automotive Trust Series 2002-3 Class A4B, 5.093% due
                                                5/18/2009 (a)                                                             141,249
                                    1,000,000   MASTR Asset Backed Securities Trust Series 2004-HE1 Class M5,
                                                6.168% due 9/25/2034 (a)                                                1,013,254
                                      365,000   MBNA Credit Card Master Note Trust Series 2001-C1 Class C1,
                                                5.799% due 10/15/2008 (a)                                                 365,577
                                      325,796   MSDWCC Heloc Trust Series 2003-2 Class A, 5.078% due
                                                4/25/2016 (a)                                                             326,054
                                    1,000,000   Morgan Stanley ABS Capital I, Inc. Series 2003-NC5 Class M2,
                                                6.818% due 4/25/2033 (a)                                                1,006,165
                                      329,735   Morgan Stanley ABS Capital I, Inc. Series 2004-NC1 Class A2,
                                                5.188% due 12/27/2033 (a)                                                 330,075
                                      500,000   Residential Asset Mortgage Products, Inc. Series 2004-RZ4 Class
                                                M3, 5.718% due 12/25/2034 (a)                                             502,305
                                       94,492   Residential Asset Securities Corp. Series 2000-KS4 Class AII,
                                                5.278% due 9/25/2031 (a)                                                   94,514
                                    1,000,000   Residential Asset Securities Corp. Series 2004-KS8 Class MII2,
                                                5.898% due 9/25/2034 (a)                                                  999,958
                                       98,907   Wachovia Asset Securitization, Inc. Series 2003-HE1 Class A1,
                                                5.108% due 3/25/2033 (a)                                                   99,007
                                      459,000   Wells Fargo Home Equity Trust Series 2004-2 Class M5, 6.068%
                                                due 11/25/2033 (a)                                                        470,208

                                                Total Asset-Backed Securities (Cost - $26,955,456) - 25.0%             27,049,231


Industry                                        Corporate Bonds & Structured Notes
Capital Markets - 5.0%              5,000,000   Morgan Stanley & Co., 4.294% due 3/22/2007                              5,383,110

Commercial Banks - 11.0%            8,700,000   Barclays Bank Plc (Goldman Sachs Commodity Index Total Return
                                                Linked Notes), 4.88% due 9/13/2007 (b)(c)                              11,952,399

Diversified Financial               9,000,000   AIG-FP Structured Finance (Cayman) Limited (Goldman Sachs
Services - 16.4%                                Commodity Index Total Return Linked Notes), 3.02%
                                                due 4/07/2006 (c)                                                       7,753,413
                                    3,000,000   AIG-FP Structured Finance (Cayman) Limited (Goldman Sachs
                                                Commodity Index Total Return Linked Notes), 1.50% due
                                                5/14/2007 (c)                                                           4,075,558
                                    4,500,000   JPMorgan Chase Bank (Goldman Sachs Commodity Index Total
                                                Return Linked Notes), 3.63% due 4/20/2006 (c)                           4,402,449
                                    1,000,000   Links Finance Corp. Series 55, 5.16% due 9/15/2010 (a)                    998,071
                                      500,000   Sigma Finance Corp., 7.46% due 3/31/2014 (a)(e)                           500,344
                                                                                                                  ---------------
                                                                                                                       17,729,835

Oil, Gas & Consumable Fuels -         250,000   Pemex Project Funding Master Trust, 6.21% due 6/15/2010 (a)(b)            257,500
0.2%

                                                Total Corporate Bonds & Structured Notes
                                                (Cost - $37,018,753) - 32.6%                                           35,322,844


                                                Government Agency Mortgage-Backed Securities+
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                    1,019,977       4.70% due 12/01/2012                                                  990,943
                                    1,489,530       4.79% due 7/01/2013                                                 1,452,388
                                      638,029       4.825% due 12/01/2013                                                 625,241
                                    3,431,336       5.23% due 12/01/2012                                                3,427,958
                                      716,688       5.60% due 11/01/2013                                                  723,840
                                      231,128       5.95% due 11/01/2011                                                  234,316
                                    2,334,097       6.33% due 1/01/2029 - 2/01/2029                                     2,487,340
                                      475,990       6.83% due 1/01/2011                                                   500,392
                                       94,302       7.17% due 11/01/2009                                                   98,979
                                      249,038       7.367% due 10/01/2009                                                 260,768

                                                Total Government Agency Mortgage-Backed Securities
                                                (Cost - $10,934,578 ) - 9.9%                                           10,802,165

Collateralized Mortgage             2,282,360   Fannie Mae Trust Series 2004-36 Class FJ, 5.118%
Obligations - 3.6%                              due 3/25/2018 (a)                                                       2,268,500
                                      166,615   Freddie Mac Multiclass Certificates Series 1625 Class FG
                                                4.247% due 12/15/2008 (a)                                                 165,563
                                    9,887,188   Ginnie Mae Trust Series 2005-9 Class IO, 0.778%
                                                due 1/16/2045 (a)(g)                                                      532,182
                                    7,969,974   Ginnie Mae Trust Series 2005-76 Class IO, 0.882%
                                                due 9/16/2045 (a)(g)                                                      463,315
                                    7,985,049   Ginnie Mae Trust Series 2005-90 Class IO, 0.912%
                                                due 11/16/2045 (a)                                                        470,369

                                                Total Government Agency Mortgage-Backed Securities -
                                                Collateralized Mortgage Obligations
                                                (Cost - $3,933,677) - 3.6%                                              3,899,929



                                                Non-Government Agency Mortgage-Backed Securities+
Collateralized Mortgage             1,128,839   ABN AMRO Mortgage Corp. Series 2003-2 Class 2A1, 5.318% due
Obligations - 17.8%                             3/25/2018 (a)                                                           1,127,244
                                      936,748   Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4,
                                                5.218% due 3/25/2034 (a)                                                  939,666
                                      726,220   Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-
                                                J2 Class A2, 5.318% due 3/25/2034 (a)                                     728,058
                                    1,704,342   Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-
                                                J7 Class 1A1, 5.268% due 8/25/2034 (a)                                  1,709,717
                                      631,425   First Horizon Mortgage Pass-Through Trust Series 2003-4 Class
                                                2A2, 5.268% due 6/25/2018 (a)                                             634,251
                                    2,067,752   GMAC Mortgage Corp. Loan Trust Series 2004-J2 Class A2,
                                                5.318% due 6/25/2034 (a)                                                2,073,732
                                      275,000   Granite Mortgages Plc Series 2002-1 Class 1C, 5.901% due
                                                4/20/2042 (a)                                                             277,506
                                      500,000   Granite Mortgages Plc Series 2003-1 Class 1C, 6.051% due
                                                1/20/2043 (a)                                                             510,830
                                    1,900,000   Holmes Financing Plc Series 8 Class 2C, 5.32% due 7/15/2040 (a)         1,904,750
                                    3,000,000   Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                                5.418% due 11/25/2034 (a)                                               3,013,058
                                    2,000,000   MASTR Asset Securitization Trust Series 2003-7 Class 4A37,
                                                5.218% due 9/25/2033 (a)                                                1,937,121
                                      581,112   Residential Accredit Loans, Inc. Series 2004-QS8 Class A4,
                                                5.218% due 6/25/2034 (a)                                                  583,674
                                      917,365   Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                                5.168% due 8/25/2035 (a)                                                  918,985
                                    1,201,425   Residential Funding Mortgage Security I Series 2003-S14 Class A5,
                                                5.218% due 7/25/2018 (a)                                                1,205,086
                                    1,306,550   Residential Funding Mortgage Security I Series 2003-S14 Class A6,
                                                5.218% due 7/25/2018 (a)                                                1,307,262
                                      499,219   Washington Mutual Series 2005-AR2 Class B5, 5.581% due
                                                1/25/2045 (a)                                                             473,010

                                                Total Non-Government Agency Mortgage-Backed Securities -
                                                Collateralized Mortgage Obligations
                                                (Cost - $19,414,563) - 17.8%                                           19,343,950


                                   Beneficial
                                     Interest   Short-Term Securities
                              $    11,670,221   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                Series I, 4.42% (d)                                                    11,670,221

                                                Total Short-Term Securities (Cost - $11,670,221) - 10.8%               11,670,221


                                    Number of
                                  Contracts++   Options Purchased
Put Options Purchased                      10   Pay fixed rate of 5.95% and receive a floating rate based on
                                                3-month LIBOR, expiring April 2007, Broker JPMorgan Chase Bank (f)         55,670

                                                Total Options Purchased(Premiums Paid - $95,050) - 0.0%                    55,670

                                                Total Investments (Cost - $110,022,298) - 99.7%                       108,144,010


                                                Options Written
Call Options Written                        2   Consumer Price Index (CPI) Linked Floor at 1% expiring April
                                                2009, Broker Morgan Stanley Capital Services, Inc.                           (20)

Put Options Written                         8   Receive a fixed rate of 6.07% and pay a floating rate based on
                                                3-month LIBOR, expiring April 2007,
                                                Broker JPMorgan Chase Bank (f)                                           (54,087)

                                                Total Options Written(Premiums Received - $98,250) - 0.0%                (54,107)

                                                Total Investments, Net of Options Written
                                                (Cost - $109,924,048*) - 99.7%                                        108,089,903
                                                Other Assets Less Liabilities - 0.3%                                      333,929
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   108,423,832
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of February 28, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                          $    109,906,251
                                            ================
    Gross unrealized appreciation           $      1,702,719
    Gross unrealized depreciation                (3,519,067)
                                            ----------------
    Net unrealized depreciation             $    (1,816,348)
                                            ================


  + Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Represents a structured note; the interest rate shown reflects the effective yield at the time of purchase.

(d) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                               Net             Interest
    Affiliate                                Activity           Income

    Merrill Lynch Liquidity Series,
    LLC Cash Sweep Series I                 $  751,483        $  91,432


(e) Restricted security as to resale, representing 0.5% of net assets were as follows:

                                     Acquisition
    Issue                                Date           Cost        Value

    Sigma Finance Corp., 7.46%
    due 3/31/2014                     3/26/2004      $  500,000   $  500,344


(f) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(g) Represents the interest only portion of a mortgage backed obligation.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts sold as of February 28, 2006 were as follows:

    Number of                       Expiration        Face        Unrealized
    Contracts      Issue               Date          Value       Depreciation

      40        Ten - Year
             U.S. Treasury Bond     June 2006     $ (4,305,235)   $  (11,015)

      45        Five - Year
               Treasury Bond        June 2006     $ (4,723,598)       (9,840)
                                                                  -----------
    Total Unrealized Depreciation - Net                           $  (20,855)
                                                                  ===========


  o Swaps outstanding as of February 28, 2006, were as follows:

                                                                  Unrealized
                                                    Notional     Appreciation
                                                     Amount     (Depreciation)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 2 and receive .60%

    Broker, JPMorgan Chase Bank
    Expires September 2009                        $  1,984,000      $   15,989

    Sold credit default protection on
    Fannie Mae and receive .18%

    Broker, Lehman Brothers Special Finance
    Expires March 2010                            $  1,000,000           3,883

    Sold credit default protection on
    Freddie Mac and receive .15%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $  4,000,000          13,140

    Sold credit default protection on
    Fannie Mae and receive .48%

    Broker, Deutsch Bank AG
    Expires June 2010                             $  2,000,000          24,794

    Receive a floating rate based on
    1-month LIBOR plus .47%, which is capped at a fixed coupon of 6.0%, and pay a floating rate based on 1-month LIBOR

    Broker, Credit Suisse First Boston
    Expires June 2011                             $  4,500,000         (3,059)

    Receive a fixed rate of 4.95% and pay
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                            $  1,760,000        (16,114)

    Pay a fixed rate of 5.11% and receive
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                            $    730,000         (3,380)

    Sold credit default protection on
    Holmes Financing Plc Series 8 Class 2C
    and receive .55%

    Broker, Deutsch Bank AG
    Expires July 2040                             $  2,000,000           (396)

    Sold credit default protection on
    Permanent Financing Plc Series 4
    Class 2C and receive .55%

    Broker, Deutsch Bank AG
    Expires June 2042                             $  2,000,000           (944)

    Sold credit default protection on
    Granite Mortgages Plc Series 2004-2
    Class 1C and receive .45%

    Broker, Deutsch Bank AG
    Expires June 2044                             $    925,000           (682)
                                                                    ----------
    Total                                                           $   33,231
                                                                    ==========



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Real Investment Fund and Master Real Investment Trust


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Real Investment Fund and Master Real Investment Trust


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Real Investment Fund and Master Real Investment Trust


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Real Investment Fund and Master Real Investment Trust


Date:  April 20, 2006